Note 17 - Related Parties - Outstanding Balances and Transactions (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
- Sale of marketable securities (Note 16)		$ 59,000
- Repurchase of shares (Note 16)			$ 32,695	$ 146,068	$ 749
Receivables			35,187	58,821
Payables			483	4,125
Star X [member]
Statement Line Items [Line Items]
- Interest income on receivable from sale of Star X (Note 13)			1,556	1,285
Beijing OFY [member]
Statement Line Items [Line Items]
Sales of goods and services			0	256	1,069
Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Sales of goods and services			926	1,055	0
Purchases of goods and services			1,361	5,737	2,207
Receivables	[1]		34,098	57,700
Payables	[1]		372	3,516
nHorizon Infinite [member]
Statement Line Items [Line Items]
Sales of goods and services			42	543	456
Purchases of goods and services			2,448	1,777	0
Receivables	[2]		0	32
Payables	[2]		0	483
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Receivables			589	589
Payables			111	126
Wisdom Connection III Holding [member]
Statement Line Items [Line Items]
Receivables			500	500
Payables			0	0
Keeneyes Future Holding Inc. [member]
Statement Line Items [Line Items]
- Sale of marketable securities (Note 16)			7,800	0	0
Kunlun Tech [member]
Statement Line Items [Line Items]
- Sale of marketable securities (Note 16)			51,208	0	0
- Share-based payment expense (Note 4)			6,450	1,865	0
- Sale of shares in Star X (Note 13)			0	83,468	0
- Interest income on receivable from sale of Star X (Note 13)				1,285	0
Kunlun Tech [member] | Star X [member]
Statement Line Items [Line Items]
- Interest income on receivable from sale of Star X (Note 13)			1,556
Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
- Repurchase of shares (Note 16)			$ 0	$ 128,563	$ 0

[1]	Of the total amount of receivables due from Kunlun, the receivable from the sale of Star X amounted to $56.4 million and $32.8 million as of December 31, 2022 and 2023, respectively.
[2]	nHorizon Infinite ceased to be a related party from mid-2023.